SHARE BASED COMPENSATION - Share Options (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shares
Outstanding at the beginning of the year (in shares)	253,816	256,617
Forfeited or expired (in shares)		(2,801)
Converted (in shares)	(253,816)
Outstanding at the end of the year (in shares)		253,816	256,617
Exercisable at the end of the year (in shares)		253,816
Weighted Average Exercise Price
Outstanding at the beginning of the year	¥ 3.09	¥ 3.30
Forfeited or expired		3.09
Converted	¥ 3.09
Outstanding at end of year		3.09	¥ 3.30
Exercisable at end of year		¥ 3.09
Weighted Average Remaining Contractual Term
Remaining Contractual Term		1 year 10 months 10 days	2 years 10 months 2 days
Exercisable at end of year		1 year 10 months 10 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value		¥ 1,186	¥ 4,499
Exercisable at end of year		¥ 1,186